ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

China — 0.9%
Consumer Staples — 0.9%
JD Health International *	168,550	$551,969
Total China		551,969

France — 1.5%
Health Care — 1.5%
Eurofins Scientific	15,082	919,075
Total France		919,075

Germany — 1.5%
Health Care — 1.5%
Siemens Healthineers	16,812	947,067
Total Germany		947,067

Italy — 1.7%
Health Care — 1.7%
DiaSorin	11,071	1,028,691
Total Italy		1,028,691

Japan — 1.0%
Health Care — 1.0%
Terumo	18,700	643,610
Total Japan		643,610

Netherlands — 1.6%
Health Care — 1.6%
Koninklijke Philips *	47,303	1,016,146
Total Netherlands		1,016,146

Switzerland — 3.5%
Health Care — 3.5%
Lonza Group	2,368	1,172,613
Tecan Group	2,558	991,771
Total Health Care		2,164,384
Total Switzerland		2,164,384

United Kingdom — 1.2%
Health Care — 1.2%
Smith & Nephew PLC	53,932	762,687
Total United Kingdom		762,687

United States — 86.9%
Health Care — 84.8%
Abbott Laboratories	8,115	918,212
Agilent Technologies	6,910	898,991
Align Technology *	3,733	997,906
Alnylam Pharmaceuticals *	3,006	519,767
Arrowhead Pharmaceuticals *	41,046	1,317,578
Artivion *	48,055	803,480

Description	Shares	Fair Value
Avanos Medical *	23,813	$456,971
Axogen *	74,925	724,525
Azenta *	20,760	1,353,551
Baxter International	16,880	653,087
Becton Dickinson	3,153	752,968
BioMarin Pharmaceutical *	7,713	679,361
Bio-Rad Laboratories, Cl A *	2,485	797,412
Boston Scientific *	17,955	1,135,833
Bristol-Myers Squibb	15,164	741,065
CareDx *	93,844	803,305
Catalent *	23,871	1,232,698
Charles River Laboratories International *	5,128	1,109,084
CONMED	5,877	561,841
Danaher	4,518	1,083,913
DexCom *	8,920	1,082,442
Edwards Lifesciences *	13,105	1,028,349
Exact Sciences *	11,723	766,684
Fulgent Genetics *	34,779	855,216
GE HealthCare Technologies	11,634	853,470
Globus Medical, Cl A *	8,827	465,977
Guardant Health *	35,368	775,620
Health Catalyst *	69,878	682,708
Hologic *	12,021	894,843
Illumina *	9,020	1,289,950
Incyte *	16,422	965,121
Insulet *	5,381	1,027,071
Integra LifeSciences Holdings *	24,876	998,771
Intuitive Surgical *	3,279	1,240,184
IQVIA Holdings *	4,450	926,624
iRhythm Technologies *	10,856	1,300,333
Masimo *	7,284	939,199
Medpace Holdings *	2,917	850,539
Moderna *	12,463	1,259,386
Natera *	16,861	1,111,814
Novocure *	69,199	963,250
Omnicell *	27,057	870,424
Penumbra *	4,333	1,092,739
Privia Health Group *	30,962	624,194
QIAGEN	24,213	1,057,146
QuidelOrtho *	11,869	813,145
Regeneron Pharmaceuticals *	1,186	1,118,137
Revvity	11,081	1,187,662
Roche Holding	2,484	715,506
STAAR Surgical *	29,849	836,070
Stryker	3,478	1,166,800
Teladoc Health *	29,698	577,032
Thermo Fisher Scientific	2,092	1,127,546
Twist Bioscience *	31,487	1,020,179
Veeva Systems, Cl A *	4,251	881,700
Veracyte *	29,611	740,867
Vertex Pharmaceuticals *	2,366	1,025,377
		52,673,623
Information Technology — 1.3%
Novanta *	5,223	807,215
		807,215

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value
Materials — 0.8%
Ginkgo Bioworks Holdings *	408,258	$493,992
		493,992
Total United States		53,974,830

Total Common Stock
(Cost $81,455,829)		62,008,459

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(A)	38,776	38,776

Total Short-Term Investment
(Cost $38,776)		38,776

Total Investments - 99.9%
(Cost $81,494,605)		$62,047,235

Percentages based on Net Assets of $62,080,973.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2024.

Cl - Class

PLC - Public Limited Company

ROB-QH-001-2100